Average Annual Total Returns - The Hartford Short Duration Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year		Class R3 Return Before Taxes 5 Years		Class R3 Return Before Taxes 10 Years		Class R4 Return Before Taxes 1 Year		Class R4 Return Before Taxes 5 Years		Class R4 Return Before Taxes 10 Years		Class R5 Return Before Taxes 1 Year		Class R5 Return Before Taxes 5 Years		Class R5 Return Before Taxes 10 Years		Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.69%	2.61%	2.21%	0.82%	1.66%	1.35%	0.99%	1.57%	1.33%	2.00%	2.25%	1.64%	4.08%	3.31%	2.70%	3.44%	[1]	2.76%	[1]	2.17%	[1]	3.90%	[1]	3.06%	[1]	2.46%	[1]	4.10%	[1]	3.35%	[1]	2.73%	[1]	4.13%	[1]	3.39%	[1]	2.76%	[1]	4.09%	3.36%	2.75%	4.24%	[1]	3.39%	[1]	2.74%	[1]	3.33%	2.21%	1.60%

[1]	Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.